Fair Values of Assets and Liabilities - Valuation Assumption Ranges for Derivative Commitments (Detail) - Derivative Mortgage Loans Commitments [Member]	Dec. 31, 2021
Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected loan close rate	2.00%
Inherent MSR value (basis points per loan)	0.14%
Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected loan close rate	100.00%
Inherent MSR value (basis points per loan)	1.81%
Weighted Average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected loan close rate	80.00%
Inherent MSR value (basis points per loan)	1.16%